Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	$ 213,676,475	$ 175,926,247
Increase (decrease) in existing provisions	10,665,841	39,598,520
Provisions used	(5,405,068)	(3,214,685)
Reversal of unused provision	(6,378,072)	(1,474,149)
Increase from adjustment to time value of money	(1,672,021)	4,115,292
Conversion Difference Foreign Currency Exchange	3,122,785	(1,274,750)
Other Increase (Decrease)	(140,909)
Total movements in provisions	192,556	37,750,228
Ending balance, provisions	213,869,031	213,676,475
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	16,335,174	13,531,190
Increase (decrease) in existing provisions	6,006,400	5,905,427
Provisions used	(1,999,269)	(1,471,151)
Reversal of unused provision	(6,378,072)	(1,474,149)
Conversion Difference Foreign Currency Exchange	483,048	(156,143)
Other Increase (Decrease)	(32,953)
Total movements in provisions	(1,920,846)	2,803,984
Ending balance, provisions	14,414,328	16,335,174
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	191,867,939	160,649,977
Increase (decrease) in existing provisions	(3,197,115)	29,964,811
Provisions used	(2,782,780)	(1,743,534)
Increase from adjustment to time value of money	(1,672,021)	4,115,292
Conversion Difference Foreign Currency Exchange	2,605,855	(1,118,607)
Other Increase (Decrease)	(105,419)
Total movements in provisions	(5,151,480)	31,217,962
Ending balance, provisions	186,716,459	191,867,939
Environment Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	5,473,362	1,745,080
Increase (decrease) in existing provisions	7,856,556	3,728,282
Provisions used	(623,019)
Conversion Difference Foreign Currency Exchange	33,882
Other Increase (Decrease)	(2,537)
Total movements in provisions	7,264,882	3,728,282
Ending balance, provisions	$ 12,738,244	$ 5,473,362